SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 - SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2013 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements, except as noted below.

On January 2, 2014, the Company received proceeds of $25,000 from a sale of polished and graded diamonds pursuant to an agreement with a buyer in which the buyer agreed to receive these diamonds over a period of time.

On January 7, 2014, the Company received $244,000 in exchange for a senior secured convertible promissory note in the principal amount of $244,000 and warrants to purchase an aggregate of 488,000 shares of the Company’s common stock through December 26, 2018. The notes bear interest at 12% per annum and may be converted into common stock at $0.125 per share, a premium of 42% above the stock price at the time the transaction was entered into. The exercise price of the warrants is $0.125 per share (subject to adjustment upon the occurrence of certain events), a premium of 79% above the stock price at the time. Interest on the note is payable on September 30, 2014 and on March 31, 2015, the maturity date of the note. The note is secured by certain capital equipment purchased by us with the proceeds received. This equipment is now being used in MDB and is comprised of an excavator, a bulldozer, a truck, a portable motor and generator, and other items. Besides this capital equipment, the note is secured by a pledge of common stock the Company having a value of 200% of the outstanding principal and accrued interest of the note. The note is repaid by depositing $20,000 monthly to a sinking fund. As of April 3, 2014, the Company had deposited $40,000 into the sinking fund, and the Company’s sinking fund obligation was current.

On January 24, 2014, the Company received proceeds of $25,000 from an investment by an accredited investor in exchange for an unsecured convertible promissory note in the principal amount of $27,500. The note bears interest at the rate of 10% per annum. The note must be converted by the holder (unless repaid by us) by December 31, 2014. The note may also be converted into the Company’s common stock at the option of the holder commencing 180 days after the note was issued. The Company retains the option, but not the obligation, to repay the note in cash. The conversion price is the lesser of (a) $0.07 or (b) 60% of the lowest daily volume weighted average price of the Company’s common stock during the twenty trading days immediately prior the applicable date on which the holder of the note elects to convert all or part of the note.

On February 21, 2014, the Company received proceeds of $200,000 from an investment by St. George Investments, LLC (“St. George”) in exchange for an unsecured convertible promissory note in the principal amount of $222,500. The difference between the face amount of the note and the gross proceeds received was comprised of legal costs and origination discount. The note bears interest at 10% per annum and the conversion price is $0.11 per share, a premium of 38% above the stock price when the transaction was consummated. Principal and accrued interest on the note are due in five consecutive monthly installments of $44,500 plus accrued interest commencing on August 21, 2014. The monthly installments are payable in cash or in common stock, at the option of the Company, or in graded diamonds, upon the request of St. George. All principal and accrued interest on the note is payable on December 21, 2014.

On March 4, 2014, the Company received proceeds of $500,000 from a sale of polished and GIA graded diamonds pursuant to an agreement with two buyers that agreed to receive these diamonds over a period of one year. As part of this transaction, the Company pledged with a third party collateral agent an aggregate of 11,000,000 shares of the Company’s common stock, valued at approximately $990,000 at the time the transaction was consummated, in order to secure the delivery of the diamonds. The number of shares pledged is subject to periodic adjustment as diamonds are delivered and as the market price of the Company’s common stock may change. The Company also issued to the buyers two-year options to purchase an aggregate of 3,000,000 shares of the Company’s common stock at an exercise price (subject to adjustment upon the occurrence of certain events) of $0.12 per share, a premium of 33% above the stock price when the transaction was consummated.

On March 31, 2014, the Company received net proceeds of $54,000, after compensation paid to a broker-dealer, from an investment by an accredited investor in exchange for an unsecured convertible promissory note in the principal amount of $63,000. The note bears interest at the rate of 10% per annum. The note must be converted by the holder (unless repaid by us) by March 31, 2015. The Company retains the option, but not the obligation, to repay the note in cash. The conversion price is the lesser of (a) $0.11 or (b) 60% of the lowest closing price of the Company’s common stock during the twenty trading days prior to the maturity date or the date that a notice of conversion is given by the holder.